Equity (Tables)	3 Months Ended
Mar. 31, 2026
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expense
Share-based compensation expenses for equity-classified share options, restricted share units (“RSUs”) and performance-based restricted share units (“PSUs”), in the aggregate, were allocated as follows:

	Three Months Ended March 31,
	2026	2025
	(U.S. $ in thousands)
Cost of revenues	$661	$708
Research and development, net	1,072	1,240
Selling, general and administrative	3,552	4,265
Total share-based compensation expenses	$5,285	$6,213

Schedule of stock option activity
A summary of the Company’s share option activity for the three months ended March 31, 2026 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2026	1,224,196	17.67
Forfeited	(50,550)	24.27
Options outstanding as of March 31, 2026	1,173,646	17.38
Options exercisable as of March 31, 2026	1,134,042	17.59

Schedule of RSUs and PSUs activity
A summary of the Company’s RSUs and PSUs activity for the three months ended March 31, 2026 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2026	4,726,135	10.84
Granted	2,061,768	9.66
Vested	(737,424)	11.83
Forfeited	(107,180)	10.99
Unvested as of March 31, 2026	5,943,299	10.31

Schedule of accumulated other comprehensive loss
The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the three months ended March 31, 2026 and 2025, respectively:

	Three Months Ended March 31, 2026
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	(U.S. $ in thousands)
Balance as of January 1, 2026	$(624)	$(5,573)	$(6,197)
Other comprehensive income (loss) before reclassifications	1,723	(1,323)	400
Amounts reclassified from accumulated other comprehensive loss	846	—	846
Other comprehensive income (loss)	2,569	(1,323)	1,246
Balance as of March 31, 2026	$1,945	$(6,896)	$(4,951)

	Three Months Ended March 31, 2025
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	(U.S. $ in thousands)
Balance as of January 1, 2025	$4,907	$(12,938)	$(8,031)
Other comprehensive income (loss) before reclassifications	(1,778)	1,726	(52)
Amounts reclassified from accumulated other comprehensive loss	(1,257)	—	(1,257)
Other comprehensive income (loss)	(3,035)	1,726	(1,309)
Balance as of March 31, 2025	$1,872	$(11,212)	$(9,340)